Significant accounting policies - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Jun. 11, 2019	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Advertising Expense		¥ 9,281	¥ 5,270	¥ 805
Research and development expenses		35,846	32,032	20,761
Employee Benefits
Defined contribution cost		12,064	14,281	15,006
Recognized reduction of cost of revenues and operating expenses		5,396
Government Grants
Government grants		5,997	903	¥ 1,395
Share Based Compensation
Ratio applied for equity awards due to separation	1
Statutory Reserves
Accumulated statutory reserves		¥ 2,765	¥ 2,765
Segment Reporting
Number of operating segment | segment		1
Maximum
Employee Benefits
Contributions for PRC employees as a percent of standard salary base		43.10%
Minimum
Employee Benefits
Contributions for PRC employees as a percent of standard salary base		25.35%
General Reserve Fund | Maximum
Statutory Reserves
Cap on appropriation as percentage of registered capital		50.00%
General Reserve Fund | Minimum
Statutory Reserves
Appropriation as percentage of after-tax profits		10.00%
Statutory Surplus Fund | Maximum
Statutory Reserves
Cap on appropriation as percentage of registered capital		50.00%
Statutory Surplus Fund | Minimum
Statutory Reserves
Appropriation as percentage of after-tax profits		10.00%